ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 27,887	$ 26,774
Accrued vacation	8,381	8,080
Deferred revenue	4,938	3,570
Advanced payments from a customer	5,051	0
Commitment to purchase shares from directors and officers	1,518	0
Other	4,695	3,283
Total accrued expenses and other current liabilities	$ 52,470	$ 41,707